Operating Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating Expenses
NOTE 26: OPERATING EXPENSES
The operating expenses are made of the next three components:

•	Research & development expenses

•	General and administrative expenses

•	Non-recurring operating income and expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€’000)	For the year ended December 31,
	2020	2019	2018
Employee expenses	8 564	8 362	7 902
Travel & Living	116	486	467
Clinical study costs	5 555	4 713	4 987
Preclinical study costs	1 976	3 711	2 680
Process development and scale-up	1 056	3 765	2 187
Consulting fees	372	675	1 522
IP filing and maintenance fees	230	260	474
Share-based payments	927	813	1 264
Depreciation	1 511	1 444	848
Rent and utilities	800	746	668
Delivery systems	47	53	117
Others	369	168	461

Total R&D expenses	21 522	25 196	23 577

Research and development expenses totaled €21.5 million for the year ended December 31, 2020, which represents a decrease of 15% compared to 2019. The Group’s R&D internal resources are allocated to the continuous development of its immuno-oncology platform both in autologous setting on the products candidate CYAD-02 and in allogenic setting with its products candidate CYAD-101, CYAD-211 and preclinical programs. The decrease in the Group’s R&D expenses is primarily driven by:

•
a decrease in preclinical activities, including process development and scale-up, associated with its r/r AML and MDS product candidates and the transition from preclinical to clinical development of these programs;

•	a decrease of travel & living expenses due to COVID-19 pandemic travel restrictions, partly compensated by;

•
an increase of the clinical study costs due to the transition from preclinical to clinical development of the Group’s programs. In 2020, these costs include the provision for onerous contract related to the contractual obligation through clinical study suppliers after the Group’s decisions to discontinue the development of first-generation, autologous CAR T candidate CYAD-01;

•	an increase in consultancy fees to support our clinical and preclinical programs.
Research and development expenses totaled €25.2 million for the year ended December 31, 2019, which represented an increase of 7% compared to 2018. The increase in the R&D expenses primarily refers both to the preclinical investments into the pipeline of products candidate and the investments in process development, scale-up and automation of the manufacturing processes, in preparation of the next anticipated clinical stages of the Group’s products candidates.

General and administrative expenses

(€’000)	For the year ended December 31,
	2020	2019	2018
Employee expenses	3 363	3 542	3 312
Share-based payments	1 855	1 962	2 331
Rent	87	66	705
Insurances	1 182	559	392
Communication & Marketing	454	607	676
Consulting fees	1 747	1 532	2 192
Travel & Living	91	331	253
Post employment benefits	19	(33)	(3)
Depreciation	320	345	267
Other	197	159	263

Total General and administration	9 315	9 070	10 387

General and administrative expenses increased by €0.2 million over the year ended December 31, 2020, which represents an increase of 3% compared to 2019. This variance primarily relates higher insurances costs compared to prior year partially compensated by savings on the travel & living expenses due to COVID-19 pandemic travel restrictions.
General and administrative expenses were €9.1 million in 2019 as compared to €10.4 million in 2018, a decrease of €1.3 million. This decrease primarily relates to the share-based payments expense associated with the vesting of warrants (non-cash expense recorded in accordance with IFRS 2 standard) and with lower consulting fees incurred during the year.
Non-recurring operating income and expenses
Non-recurring operating income and expenses are defined as one-off items, not directly related to the operational activities of the Group. No operations qualify for such a presentation for the years 2020, 2019 and 2018.